Exhibit 99.1

Tel: 215-564-1900 Fax: 215-564-3940 www.bdo.com	Ten Penn Center 1801 Market Street, Suite 1700 Philadelphia, PA 19103

Independent Accountant’s Report

Mr. Dwight Perry, Chief Financial Officer

The J.G. Wentworth Company

1200 Morris Drive

Chesterbrook, PA 19087

And

American General Life Insurance Company

c/o AIG Asset Management (U.S.), LLC

28 Liberty Street, 47th Floor

New York, New York 10005

We have performed the procedures enumerated below on certain information relating to the J.G. Wentworth XLVIII, LLC Series 2020-E2 Notes transaction (the “2020-E2 Notes transaction”). J.G. Wentworth XLVIII, LLC is responsible for the 2020-E2 Notes transaction.

The J.G. Wentworth Company (the “Company”), Green Apple Management Company, LLC (“Green Apple”), J.G. Wentworth Originations, LLC (“Originations”), J.G. Wentworth XLVIII, LLC (the “Issuer” or “Responsible Party”) and American General Life Insurance Company and AIG Asset Management (U.S.), LLC have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information with respect to a portfolio of structured settlement purchase contracts, (the “Settlement Receivables”) and annuity purchase contracts (the “Annuity Receivables”) (collectively, the “2020-E2 Receivables”). This report may not be suitable for any other purpose. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the sufficiency of the procedures described below, either for the purpose for which the report has been requested or for any other purpose.

The procedures and the associated findings are as follows:

Purchase Contract File to Data File Comparison Procedures

1.	The Company provided BDO with:

a.

An electronic data file labeled “2020-E Pool Cut—Full Pool Cut 9.16” (the “Data File”) containing information relating to guaranteed contracts and life contingent contracts further identified as structured settlements purchase contracts (the “Settlement Contracts”) and annuity purchase contracts (the “Annuity Contracts,”) together, (the “Receivables”) as of the close of business on dates specified by the Company (the “Cut-Off Dates”) and

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

2.	The Company, on behalf of the Issuer, provided BDO with the following:

a.	Access to the Company’s management information system (“WAIDE”) containing certain information with respect to the Series 2020-E2 Receivables and

b.

Electronic files represented by the Company’s management to be copies of original settlement documents (the “Settlement Documents”) and annuity documents (the “Annuity Documents”) containing documentation pertaining to the purchase and assignment of the Series 2020-E2 Receivables.

Guaranteed - Sample Settlement Contracts

3.

As instructed by the Company, we randomly selected forty-seven (47) Guaranteed Settlement Contracts from the Data File. We performed the following procedures with respect to each selected structured settlement contract:

a.

State of Residence: Compared the claimant’s state of residence set forth on the applicable Data File to the claimant’s state of residence as indicated on the court order and either the signed and notarized purchase agreement (the “Purchase Agreement”), settlement agreement (the “Settlement Agreement”) or seller transfer report included in the Settlement Documents.

No exceptions were found.

b.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE to the wire transfer request(s) or check stub(s) included in the Settlement Documents.

No exceptions were found.

c.

Scheduled Payments Purchased: Compared the total payments set forth on the applicable Data File to the total amount of scheduled payments (excluding the payments occurring before the date of determination or September 1, 2022 (the “Securitization Cut -Off Dates”) as indicated in WAIDE, and compared that amount to the total amount of scheduled payments (excluding the payments occurring before the date of determination or the Securitization Cut-Off Dates) as set forth in the Purchase Agreement included in the Settlement Documents. For purposes of this procedure, the Specified Parties have agreed that differences of+/- $1 or less are not considered exceptions.

No exceptions were found.

d.

Purchase Information: Compared the purchase date and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days) and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the wire transfer request included in the Settlement Documents.

No exceptions were found.

e.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Settlement Documents and validated that the purchase price as set forth in WAIDE is greater than or equal to the purchase price indicate in the Purchase Agreement included in the Settlement Documents.

No exceptions were found.

f.

Assignment Type - Court Order: For each Sample Settlement Contract with an assignment type indicated as court order (or labeled “G-SS”) on the applicable Data File, observed that a court order referencing the claimant and the corresponding Sample Settlement Contract was included in the Settlement Documents. Observed that the court order references the transaction is between the Company and the claimant. Compared the state indicated in the court order to the court order state as set forth in WAIDE.

No exceptions were found.

g.

Annuity Information: Observed that the annuity information (including photocopies of correspondence and excerpts of annuity policies, the Settlement Agreement, photocopy of the annuity check, a court release or affidavit) included in one of the Settlement Documents lists the claimant as an annuitant or beneficiary, and the annuity information either contains wording indicating that the payments under the annuity were guaranteed or certain.

No exceptions were found.

h.	Annuity Company Issuer: Compared the name of the annuity company issuer set forth in the Settlement Documents with the name of the annuity company issuer as set forth on the applicable Data File.

BDO Conclusion: For file #1746338-1, the name of the annuity company in the Settlement Documents reflected MetLife and the applicable Data File reflected Brighthouse. No other exceptions were found.

Management Response: Met Life USA was renamed Brighthouse.

BDO performed no procedures with respect to the management response contained above. As such, we take no responsibility for management’s response.

i.

Notice of Direction of Payment: Observed that the Settlement Documents contain a court order, notice of assignment or letter from the Company (or an affiliate of the Company) to the annuity issuer, as applicable, directing that payments to the claimant be forwarded to one of the following addresses:

i.	PO Box 7780 4244

Philadelphia, PA 191 82-4244

ii.	PO Box 822081

Philadelphia, PA 19182

iii.	PO Box 83364

Woburn, MA 01813-3364

iv.	PO Box 116476

Atlanta, Georgia 30368 -6476

v.	PO Box 101210

Atlanta, Georgia 30392

vi.	PO Box 809156

Chicago, IL 60680 -9156

No exceptions were found.

j.

Lien Search: Observed that the Settlement Documents contain a consumer credit report and a UCC search that makes reference to the claimant. If the consumer credit report or a UCC search is not included in the Settlement Documents, the Company provided such document upon request.

No exceptions were found.

k.

Settlement Agreement: Observed that the Settlement Documents contains either a photocopy of a document whose title includes the word or phrase “settlement,” “agreement,” “stipulation,” “release,” “affidavit” or “court order” referencing the claimant, or a document from the annuity provider listing the claimant as a beneficiary to a defendant listed in the Settlement Agreement. If such a document is not already included in the Settlement Documents, the Company provided the document upon request.

No exceptions were found.

Guaranteed - Sample Annuity Contracts

4.	As instructed by the Company, we randomly selected three (3) Guaranteed Annuity Contracts from the Data File. We performed the following procedures with respect to each selected annuity policy:

a.

Insurance Company Acknowledgement: Observed that the Annuity Documents include an acknowledgement from the issuer insurance company and observed that the annuity policy reflects the Company (or an affiliate of the Company) as the named beneficiary.

No exceptions were found.

b.

Discount Rate: Compared the discount rates used to calculate the purchase price in WAIDE to the t -value worksheet included in the Annuity Documents. For purposes of this procedure, the Specified Parties have agreed that differences of +/ - 0.01% or less are not considered exceptions.

No exceptions were found.

c.	Notice of Assignment or Payment Address Change: Observed that the Annuity Documents included a notice of assignment or payment address change from the issuer of the policy to the Company.

No exceptions were found.

d.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE (inclusive of escrow and fees) to the wire transfer advice or check stub included in the Annuity Documents.

No exceptions were found.

e.

Scheduled Payments Purchased: Compared the total payments purchased as set forth on the applicable Data File (excluding the payments occurring before the date of determination or Securitization Cut-Off Date (September 1, 2022)) to the total amount of scheduled payments purchased as indicated in the t-value worksheet included in the Annuity Documents (inclusive of escrow and fees). For purposes of this procedure, the Specified Parties have agreed that differences of +/ - $1 or less are not considered exceptions.

No exceptions were found.

f.

Purchase Information: Compared the purchase date, the maturity value and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days), the maturity value and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the t-value worksheet included in the Annuity Documents. For purposes of this procedure, the Specified Parties have agreed that differences of +/ - $1 or less are not considered exceptions.

No exceptions were found.

g.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Annuity Documents to validate that the purchase price as set forth in WAIDE was greater than or equal to the purchase price as set forth in the Purchase Agreement.

No exceptions were found.

h.	Annuity Company Issuer: Compared the name indicated as the annuity company issuer as set forth in the Annuity Documents to the annuity company issuer as set forth on the applicable Data File.

No exceptions were found.

i.

Lien Search: Observed that the Annuity Documents contains a consumer credit report and UCC search that makes reference to the claimant. If the consumer credit report or UCC search is not included in the Annuity Documents, the Company provided such document.

No exceptions were found.

j.	Original Documentation: Observed that the Annuity Documents include copies of original documentation related to the purchase and assignment of the annuity policy.

No exceptions were found.

Life Contingent – Sample Settlement Contracts

1.

As instructed by the Company, will randomly selected forty-seven (47) Life Contingent Settlement Contracts from the Data File. We performed the following procedures with respect to each selected structured settlement contract:

a.

State of Residence: Compared the claimant’s state of residence set forth on the applicable Data File to the claimant’s state of residence as indicated on the court order and either the signed and notarized purchase agreement (the “Purchase Agreement”), settlement agreement (the “Settlement Agreement”) or seller transfer report included in the Settlement Documents.

No exceptions were found.

b.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE to the wire transfer request(s) or check stub(s) included in the Settlement Documents.

No exceptions were found.

c.

Scheduled Payments Purchased: Compared the total payments set forth on the applicable Data File to the total amount of scheduled payments (excluding the payments occurring before the date of determination or September 1, 2022 (the “Securitization Cut -Off Dates”) as indicated in WAIDE, and compared that amount to the total amount of scheduled payments (excluding the payments occurring before the date of determination or the Securitization Cut-Off Dates) as set forth in the Purchase Agreement included in the Settlement Documents. For purposes of this procedure, the Specified Parties have agreed that differences of+/- $1 or less are not considered exceptions.

BDO Conclusion: For file #1107141-6, the total payments set forth in the Data File were less than the total reflected on the Purchase Agreement included in the Settlement Documents by greater than $1. No other exceptions were found.

Management Response: The payments set forth on the data file are less than the total payments on the purchase agreement. This overall transaction was split into two pieces, hedged and unhedged. This deal reflects the unhedged.

BDO performed no procedures with respect to the management response contained above. As such, we take no responsibility for management’s response.

d.

Purchase Information: Compared the purchase date and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days) and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the wire transfer request included in the Settlement Documents.

No exceptions were found.

e.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Settlement Documents and validated that the purchase price as set forth in WAIDE is greater than or equal to the purchase price indicate in the Purchase Agreement included in the Settlement Documents.

BDO Conclusion: For file #1107141-6, the purchase price set forth in WAIDE was less than the purchase price in the Purchase Agreement included in the Settlement Documents. No other exceptions were found.

Management Response: The purchase price set forth on the data file is less than the purchase price on the Purchase Agreement. This overall transaction was split into two pieces, hedged and unhedged. This deal reflects the unhedged.

BDO performed no procedures with respect to the management response contained above. As such, we take no responsibility for management’s response.

f.

Assignment Type - Court Order: For each Sample Settlement Contract with an assignment type indicated as court order (or labeled “G-SS”) on the applicable Data File, observed that a court order referencing the claimant and the corresponding Sample Settlement Contract was included in the Settlement Documents. Observed that the court order references the transaction is between the Company and the claimant. Compared the state indicated in the court order to the court order state as set forth in WAIDE.

No exceptions were found.

g.

Annuity Information: Observed that the annuity information (including photocopies of correspondence and excerpts of annuity policies, the Settlement Agreement, photocopy of the annuity check, a court release or affidavit) included in one of the Settlement Documents lists the claimant as an annuitant or beneficiary, and the annuity information either contains wording indicating that the payments under the annuity were guaranteed or certain.

No exceptions were found.

h.	Annuity Company Issuer: Compared the name of the annuity company issuer set forth in the Settlement Documents with the name of the annuity company issuer as set forth on the applicable Data File.

No exceptions were found.

i.

Notice of Direction of Payment: Observed that the Settlement Documents contain a court order, notice of assignment or letter from the Company (or an affiliate of the Company) to the annuity issuer, as applicable, directing that payments to the claimant be forwarded to one of the following addresses:

i.	PO Box 7780 4244
Philadelphia, PA 191 82-4244

ii.	PO Box 822081
Philadelphia, PA 19182

iii.	PO Box 83364
Woburn, MA 01813-3364

iv.	PO Box 116476
Atlanta, Georgia 30368 -6476

v.	PO Box 101210
Atlanta, Georgia 30392

vi.	PO Box 809156
Chicago, IL 60680 -9156

No exceptions were found.

j.

Lien Search: Observed that the Settlement Documents contain a consumer credit report and a UCC search that makes reference to the claimant. If the consumer credit report or a UCC search is not included in the Settlement Documents, the Company provided such document upon request.

No exceptions were found.

k.

Settlement Agreement: Observed that the Settlement Documents contains either a photocopy of a document whose title includes the word or phrase “settlement,” “agreement,” “stipulation,” “release,” “affidavit” or “court order” referencing the claimant, or a document from the annuity provider listing the claimant as a beneficiary to a defendant listed in the Settlement Agreement. If such a document is not already included in the Settlement Documents, the Company provided the document upon request.

No exceptions were found.

l.	Life Contingent: Observed that the mortality fields are consistent between the Fasano report for the selected contract and the Data File for the following:

i.	Date of birth

ii.	Mortality Rating

iii.	Gender

iv.	Smoking Status

v.	Issuance Date

No exceptions were found.

Life Contingent - Sample Annuity Contracts

2.	As instructed by the Company, we randomly selected three (3) Life Contingent Annuity Contracts from the Data File. We performed the following procedures with respect to each selected annuity policy:

a.

Insurance Company Acknowledgement: Observed that the Annuity Documents include an acknowledgement from the issuer insurance company and observed that the annuity policy reflects the Company (or an affiliate of the Company) as the named beneficiary.

No exceptions were found.

b.

Discount Rate: Compared the discount rates used to calculate the purchase price in WAIDE to the t -value worksheet included in the Annuity Documents. For purposes of this procedure, the Specified Parties have agreed that differences of +/ - 0.01% or less are not considered exceptions.

No exceptions were found.

c.	Notice of Assignment or Payment Address Change: Observed that the Annuity Documents included a notice of assignment or payment address change from the issuer of the policy to the Company.

No exceptions were found.

d.	Funding Check or Wire Transfer Request: Compared the total purchase price per WAIDE (inclusive of escrow and fees) to the wire transfer advice or check stub included in the Annuity Documents.

No exceptions were found.

e.

Scheduled Payments Purchased: Compared the total payments purchased as set forth on the applicable Data File (excluding the payments occurring before the date of determination or Securitization Cut-Off Date (September 1, 2022)) to the total amount of scheduled payments purchased as indicated in the t-value worksheet included in the Annuity Documents (inclusive of escrow and fees). For purposes of this procedure, the Specified Parties have agreed that differences of +/ - $1 or less are not considered exceptions.

No exceptions were found.

f.

Purchase Information: Compared the purchase date, the maturity value and the last payment due date as set forth in WAIDE to the purchase date (within 30 business days), the maturity value and last payment due date (within 30 days, and in the same calendar month) as set forth in the Purchase Agreement and/or the t-value worksheet included in the Annuity Documents. For purposes of this procedure, the Specified Parties have agreed that differences of +/ - $1 or less are not considered exceptions.

No exceptions were found.

g.

Purchase Agreement Information: Compared the purchase price as set forth in WAIDE to the purchase price as indicated in the Purchase Agreement (net of payment deductions for scheduled payments occurring within 15 days of the date of determination) included in the Annuity Documents to validate that the purchase price as set forth in WAIDE was greater than or equal to the purchase price as set forth in the Purchase Agreement.

No exceptions were found.

h.	Annuity Company Issuer: Compared the name indicated as the annuity company issuer as set forth in the Annuity Documents to the annuity company issuer as set forth on the applicable Data File.

No exceptions were found.

i.

Lien Search: Observed that the Annuity Documents contains a consumer credit report and UCC search that makes reference to the claimant. If the consumer credit report or UCC search is not included in the Annuity Documents, the Company provided such document.

No exceptions were found.

j.	Original Documentation: Observed that the Annuity Documents include copies of original documentation related to the purchase and assignment of the annuity policy.

No exceptions were found.

k.	Life Contingent: Observed that the mortality fields are consistent between the Fasano report for the selected contract and the Data File for the following:

i.	Date of birth

ii.	Mortality Rating

iii.	Gender

iv.	Smoking Status

v.	Issuance Date

No exceptions were found.

The procedures outlined above were limited to comparing or recalculating certain information that is further described in the procedures above. The J.G. Wentworth Company is responsible for the provided Data File, receivables contracts and other source documents. We were not requested to perform and we have not performed any procedures other than those outlined above. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, receivables contracts or other source documents, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by The J.G. Wentworth Company, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were engaged by The J.G. Wentworth Company and J.G. Wentworth XLVIII, LLC to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on the 2020-E2 Notes transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iii.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of The J.G. Wentworth Company, Green Apple Management Company, LLC, J.G. Wentworth Originations, LLC and J.G. Wentworth XLVIII, LLC and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of The J.G. Wentworth Company, Green Apple Management Company, LLC, J.G. Wentworth Originations, LLC, J.G. Wentworth XLVIII, LLC and American General Life Insurance Company and AIG Asset Management (U.S.), LLC, and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

September 8, 2022